Business combinations and capital reorganization - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions					6 Months Ended		12 Months Ended
	Jun. 07, 2022 EUR (€) shares	Mar. 16, 2022 EUR (€) € / shares shares	Mar. 16, 2022 USD ($) shares	Mar. 26, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 16, 2022 USD ($) $ / shares
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				100.00%			100.00%
Percentage of voting interest sold		100.00%						100.00%
Conversion of debt to equity		€ 101,933
Share issue related cost						€ 532	€ 1,059
Capital Reorganization
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Conversion of stock shares converted | shares		124	124
Conversion of stock shares issued | shares		235,935,061	235,935,061
Exchange ratio		1,902,702	1,902,702
Share premium [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Share issue related cost						532	1,059
Third Party Company [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Consideration transferred				€ 100
Modélisation, Mesures et Applications S.A [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Consideration transferred	€ 0			€ 100	€ 0		3,200
MOMA acquisition
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired	100.00%
Identifiable assets acquired (liabilities assumed)	€ 44,293
Cash and cash equivalents	1,252
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					248
Cash consideration payable	30,000				30,000		0
Fair value of acquired receivables	4,974
Contingent liabilities recognised as of acquisition date	225
Estimated financial effect of contingent liabilities	€ 225
Revenue					470
Profit for the half-year					15
Revenue of combined entity as if combination occurred at beginning of period					53,262
Profit (loss) of combined entity as if combination occurred at beginning of period					243,352
Number of instruments or interests issued or issuable | shares	160,000
Consideration transferred	€ 59,985
MOMA acquisition | Trade receivables [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Fair value of acquired receivables	4,107
Gross contractual amounts receivable for acquired receivables	7,800
MOMA acquisition | Other Receivables [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Fair value of acquired receivables	867
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	€ 3,693
MOMA acquisition | Consideration First Installment [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired	50.00%
Consideration paid (received)	€ 30,000
MOMA acquisition | Consideration Second Installment [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired	50.00%
Mega-E Acquisition
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Identifiable assets acquired (liabilities assumed)		€ 65,407
Cash and cash equivalents		(874)
Cash consideration payable					€ 9,456		€ 0
Mega-E Acquisition | Subsidiaries [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Proportion of ownership interest in subsidiary					100.00%
Mega-E Acquisition | Green To Wheel SAS
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Proportion of ownership interest in subsidiary percentage by parent					80.00%
Proportion of ownership interest in subsidiary percentage by non-controlling owners					20.00%
Spartan Acquisition Corp. III [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Identifiable assets acquired (liabilities assumed)		(71,117)
Cash and cash equivalents		10,079
Receivable recognised as of acquisition date		5,185
Warrant liabilities recognised as Of acquisition date		42,253
Transaction costs liabilities recognized as of acquisition date		44,128
Equity interests of acquirer		88,190
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		159,306
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					€ 7,190	4,643
Spartan Acquisition Corp. III [Member] | Share premium [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Share issue related cost					€ 0	€ 532
Unlisted Software Company [Member] | MOMA acquisition
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of remaining share capital acquired upon exercising its option rights				49.50%
Two Option Agreement [Member] | Third Party Company [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				100.00%
Two Option Agreement [Member] | Modélisation, Mesures et Applications S.A [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				8.50%
Two Option Agreement [Member] | Modélisation, Mesures et Applications S.A [member] | Top of range [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				42.00%
Two Option Agreement [Member] | Unlisted Software Company [Member] | Third Party Company [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				100.00%
Two Option Agreement [Member] | Unlisted Software Company [Member] | MOMA acquisition
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				8.50%
Two Option Agreement [Member] | Unlisted Software Company [Member] | MOMA acquisition | Top of range [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				42.00%
Two Option Agreement [Member] | Unlisted Software Company [Member] | MOMA acquisition | Third Party Company [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired				100.00%
Option Agreement [Member] | MOMA acquisition
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired	100.00%
Spartan acquisition corporation three [member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Cash held in trust		€ 10,000						$ 11
Combined Company [Member]
Disclosure Of Business Combinations And Capital Reorganization [Line Items]
Percentage of voting equity interests acquired		100.00%						100.00%
Business combination agreement gross proceeds received		€ 146,000	$ 161
Proceeds from PIPE offering through issuance of common stock		€ 136,000	$ 150
Common stock issued price per share | (per share)		€ 9.07						$ 10
Percentage of voting interest retained		82.00%						82.00%